UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                       (Zip code)

Christopher E. Kashmerick
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:   317-917-7000

Date of fiscal year end:                                                      6/30_

Date of reporting period:                                                  3/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IMS Capital Value Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Common Stocks - 99.84%	Shares	Fair Value

Consumer Discretionary - 15.51%
DISH Network Corp. - Class A (a)	52,200	$1,271,592
D.R. Horton, Inc.	178,500	2,079,525
GameStop Corp. - Class A (a)	66,500	1,497,580
H&R Block, Inc.	91,700	1,535,058
Royal Caribbean Cruises Ltd. (a)	28,900	1,192,414
Service Corporation International	202,900	2,244,074
		9,820,243

Consumer Staples - 1.86%
Tyson Foods, Inc. - Class A	61,300	1,176,347

Energy - 13.31%
Danbury Resources, Inc. (a)	51,900	1,266,360
Helmerich & Payne, Inc.	24,300	1,669,167
Noble Corp.	28,800	1,313,856
Oceaneering International, Inc. (a)	19,000	1,699,550
Sunoco, Inc.	25,200	1,148,868
Ultra Petroleum Corp. (a)	27,000	1,329,750
		8,427,551

Financials - 11.73%
E*TRADE Financial Corp. (a)	76,800	1,200,384
Fifth Third Bancorp	92,500	1,283,900
First American Financial Corp.	61,100	1,008,150
Janus Capital Group, Inc.	102,000	1,271,940
Lincoln National Corp.	47,900	1,438,916
Principal Financial Group, Inc.	38,100	1,223,391
		7,426,681

Health Care - 15.63%
Cephalon, Inc. (a)	18,900	1,432,242
Cooper Companies, Inc. / The	20,100	1,395,945
Forest Laboratories, Inc. (a)	30,300	978,690
Hill-Rom Holdings, Inc.	32,700	1,241,946
Humana, Inc. (a)	18,500	1,293,890
Lincare Holdings, Inc.	40,200	1,192,332
Myriad Genetics, Inc. (a)	52,400	1,055,860
Omnicare, Inc.	43,700	1,310,563
		9,901,468

Industrials - 6.48%
AGCO Corp. (a)	21,600	1,187,352
Iron Mountain, Inc.	51,700	1,614,591
Ryder System, Inc.	25,800	1,305,480
		4,107,423

See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund
Schedule of Investments - continued
March 31, 2011 (Unaudited)

Common Stocks - 99.84% - continued	Shares	Fair Value

Information Technology - 13.53%
Analog Devices, Inc.	32,000	$1,260,160
Check Point Software Technologies, Ltd. (a)	27,650	1,411,532
Novellus Systems, Inc. (a)	37,200	1,381,236
NVIDIA Corp. (a)	58,600	1,081,756
RF Micro Devices, Inc. (a)	156,700	1,004,447
SanDisk Corp. (a)	26,200	1,207,558
Xilinx, Inc.	37,200	1,220,160
		8,566,849

Materials - 13.48%
Alcoa, Inc.	90,350	1,594,678
Cytec Industries, Inc.	29,600	1,609,352
International Paper Co.	43,300	1,306,794
Schnitzer Steel Industries, Inc. - Class A	18,400	1,196,184
Scotts Miracle-Gro Co. - Class A	25,500	1,475,175
Titanium Metals Corp. (a)	73,000	1,356,340
		8,538,523

Telecommunication Service - 4.42%
MetroPCS Communications, Inc. (a)	94,900	1,541,176
NII Holdings, Inc. (a)	30,150	1,256,350
		2,797,526

Utilities - 3.89%
Energen Corp.	22,300	1,407,576
TECO Energy, Inc.	56,200	1,054,312
		2,461,888

TOTAL COMMON STOCKS (Cost $51,746,315)		63,224,499

Money Market Securities - 0.38%

Federated Prime Obligations Fund - Institutional Shares, 0.16% (b)	240,749	240,749

TOTAL MONEY MARKET SECURITIES (Cost $240,749)		240,749

TOTAL INVESTMENTS (Cost $51,987,064) - 100.22%		$63,465,248

Liabilites in excess of other assets - (0.22)%		(136,852)

TOTAL NET ASSETS - 100.00%		$63,328,396

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the yield at March 31, 2011.

Tax Related
Gross unrealized appreciation		$11,667,044
Gross unrealized depreciation		(216,421)
Net unrealized appreciation		$11,450,623

Aggregate cost of securities for income tax purposes		$52,014,625

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Common Stocks - 18.01%	Shares	Fair Value

Consumer Discretionary - 1.38%
Bally Total Fitness Holding Corp. (a) (h) (j) (k)	459	$0
Cinemark Holdings, Inc.	29,700	574,695
		574,695

Consumer Staples - 2.96%
Eurofresh Holding Company, Inc. (a) (h) (j) (k)	14,706	3,676
Universal Corp.	13,700	596,498
Vector Group Ltd.	36,500	631,085
		1,231,259

Energy - 1.45%
Enerplus Corp.	19,100	604,706

Financials - 5.08%
Apollo Investment Corp.	52,200	629,532
Hercules Technology Growth Capital, Inc.	57,300	630,300
Prospect Capital Corp.	70,000	854,700
		2,114,532

Health Care - 1.42%
Bristol-Myers Squibb Co.	22,300	589,389

Telecommunication Service - 2.86%
Verizon Communications, Inc.	15,500	597,370
Windstream Corp.	46,100	593,307
		1,190,677

Utilities - 2.86%
Pepco Holdings, Inc.	31,500	587,475
Progress Energy, Inc.	13,000	599,820
		1,187,295

TOTAL COMMON STOCKS (Cost $7,552,582)		7,492,553

Real Estate Investment Trusts - 9.56%

American Capital Agency Corp.	13,400	390,476
Annaly Capital Management, Inc.	35,500	619,475
Capstead Mortgage Corp.	30,800	393,624
Chimera Investment Corp.	93,400	369,864
Hatteras Financial Corp.	12,900	362,748
Hospitality Properties Trust	25,600	592,640
MFA Financial, Inc.	73,300	601,060
Senior Housing Properties Trust	28,000	645,120

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,082,056)		3,975,007

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments - continued
March 31, 2011 (Unaudited)

Preferred Securities - 4.18%	Shares	Fair Value

EOS Preferred Corp., 8.500%	43,140	$992,220
Eurofresh Holding Company, Inc. - Series A, 10.000% (a) (h) (j) (k)	147	117,600
GMX Resources, Inc. - Series B, 9.250%	24,000	576,240
Western United Holding - Series A, 0.000% (a) (b) (e) (h)	74,836	54,630

TOTAL PREFERRED SECURITIES (Cost $3,878,562)		1,740,690

Warrants - 0.00%

Bally Total Fitness Holding Corp., expires 09/01/2014 (a) (h) (j) (k)	1,106	0

TOTAL WARRANTS (Cost $0)		0

	Principal
Corporate Bonds - 41.55%	Amount	Fair Value

American Airlines, Inc., Series 91C2, 9.730%, 09/29/2014 (c) (h)	1,090,093	1,068,291
American Casino and Entertainment Properties, LLC, 11.000%, 06/15/2014	605,000	646,594
American International Group, Inc., 9.000%, 02/28/2028 (e)	1,200,000	1,176,000
Bridgemill Finance, LLC, 8.000%, 07/15/2017 (f) (h)	1,200,000	648,000
CKE Restaurants, Inc., 11,375%, 07/15/2018	1,000,000	1,107,500
Clearwire Communications LLC 12.000%, 12/01/2015 (f)	1,000,000	1,085,000
Edison Mission Energy, 7.000%, 06/15/2016	600,000	513,000
Edison Mission Energy, 7.000%, 05/15/2017	1,000,000	807,500
Farmers Insurance Exchange, 8.625%, 05/01/2024 (f)	860,000	978,029
Forster Drilling Corp., 10.000%, 01/15/2013 (a) (d) (f) (h) (k)	910,000	682,500
JPMorgan Chase & Co., 12.000%, 08/31/2011	600,000	592,800
JPMorgan Chase & Co., 9.000%, 05/19/2011	900,000	908,460
Lucent Technologies, Inc., 6.450%, 03/15/2029	2,000,000	1,730,000
Morgan Stanley, 11.000%, 03/25/2031 (e)	600,000	590,202
North Atlantic Trading Co., Inc., 10.000%, 03/01/2012 (f)	2,000,000	1,942,500
O&G Leasing, LLC, 10.500%, 09/15/2013 (a) (d) (f) (h) (k)	1,530,000	1,086,300
Plaza Orlando Condo Association, Inc., 5.500%, 05/15/2031 (f) (h) (k)	252,000	120,960
Rotech Healthcare, Inc., 10.500%, 03/15/2018 (f)	600,000	597,000
SLM Corp., 6.000%, 05/10/2012	1,000,000	1,006,652

TOTAL CORPORATE BONDS (Cost $18,427,699)		17,287,288

Municipal Bonds - 1.87%

Oakland California Redevelopment Agency, 7.500%, 09/1/2019	595,000	581,940
San Francisco City & County Redevelopment Agency, 8.375%, 08/01/2026	200,000	196,670

TOTAL MUNICIPAL BONDS (Cost $783,583)		778,610

	Principal
Foreign Bonds Denominated in US Dollars - 22.24%	Amount	Fair Value

Barclays Bank, PLC, 10.500%, 02/03/2026	800,000	760,000
BSP Finance BV, 10.750%, 11/01/2011	600,000	582,960
Ceagro Agricola, Ltd. 10.750%, 05/16/2016 (f)	800,000	780,080
Credit Agricole SA, 8.375%, 10/13/2019 (e) (f) (i)	1,000,000	1,075,000
Fairfax Financial Holdings, 7.750%, 07/15/2037	1,000,000	997,500

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments - continued
March 31, 2011 (Unaudited)

	Principal
Foreign Bonds Denominated in US Dollars - 22.24% - continued	Amount	Fair Value

Maxcom Telecommunicaciones SAB de CV, 11.000%, 12/15/2014	790,000	$588,550
Petroleos de Venezuela SA, 4.900%, 10/28/2014	1,300,000	962,000
Provincia de Buenos Aires, 9.625%, 04/18/2028 (f)	1,000,000	847,500
Rabobank Netherland, 11.000% (e) (f) (i)	500,000	653,182
Royal Bank of Scotland, 10.250%, 05/19/2011	900,000	909,450
UPM-KYMME Corp., 7.450%, 11/26/2027 (f)	1,100,000	1,095,875

TOTAL FOREIGN BONDS DENOMINATED
IN US DOLLARS (Cost $9,001,461)		9,252,097

Certificates of Deposit - 0.34%

Summit Securities CD, 8.500%, 11/29/2007 (a) (g) (h) (k)	250,000	64,900
Summit Securities CD, 8.500%, 12/26/2007 (a) (g) (h) (k)	300,000	77,880

TOTAL CERTIFICATES OF DEPOSIT (Cost $483,921)		142,780

Money Market Securities - 1.89%	Shares	Fair Value

Federated Prime Obligations Fund - Institutional Shares, 0.16% (e)	786,175	786,175

TOTAL MONEY MARKET SECURITIES (Cost $786,175)		786,175

TOTAL INVESTMENTS (Cost $44,996,039) - 99.64%		$41,455,200

Other assets less liabilities - 0.36%		150,348

TOTAL NET ASSETS - 100.00%		$41,605,548

(a) Non-income producing.
(b) As of March 31, 2011, subsidiary companies have filed bankruptcy.
(c) Asset-backed security.
(d) Issue is in default.
(e) Variable rate security; the rate shown represents the yield at March 31, 2011.
(f) Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g) As of March 31, 2011, company has filed bankruptcy. All interest and principal payments have been halted.
(h) This security is currently valued by the Advisor, according to fair value procedures approved by the Trust.
(i) Perpetual Bond - the bond has no maturity date.
(j) Security received as part of a bankruptcy. Security is currently unregistered and restricted from sale.
(k) Security is illiquid at March 31, 2011, at which time the aggregate value of illiquid securities is $2,153,816 or 5.18%
of net assets.

Tax Related
Gross unrealized appreciation		$996,632
Gross unrealized depreciation		(6,288,013)
Net unrealized depreciation		$(5,291,381)

Aggregate cost of securities for income tax purposes		$46,746,581

See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Common Stocks - 99.67%	Shares	Fair Value

Consumer Discretionary - 11.39%
American Greetings Corp. - Class A	10,000	$236,000
Cinemark Holdings, Inc.	10,543	204,007
PetMed Express, Inc.	12,700	201,422
Stewart Enterprises, Inc. - Class A	26,000	198,640
Superior Industries International, Inc.	10,600	271,784
		1,111,853

Consumer Staples - 5.04%
British American Tobacco PLC (a)	3,000	242,970
Philip Morris International, Inc.	3,800	249,394
		492,364

Energy - 8.21%
ConocoPhillips	2,550	203,643
Spectra Energy Partners LP (b)	5,600	184,072
Total SA (a)	3,857	235,161
YPF Sociedad Anonima (a)	4,000	178,160
		801,036

Financials - 19.23%
Advance America Cash Advance Centers, Inc.	44,000	233,200
Bancolombia S.A. (a)	3,300	206,778
Banner Corp.	84,350	199,910
Federated Investors, Inc. - Class B	7,767	207,767
Fidelity National Financial, Inc. - Class A	16,000	226,080
First Niagra Financial Group, Inc.	12,500	169,750
Merchants Bancshares, Inc.	8,200	217,136
New York Community Bancorp, Inc.	11,384	196,488
Park National Corp.	3,300	220,506
		1,877,615

Health Care - 6.04%
Bristol-Myers Squibb Co.	8,400	222,012
National Healthcare Corp.	7,900	367,271
		589,283

Industrials - 11.83%
Alexander & Baldwin, Inc.	5,600	255,640
Healthcare Services Group, Inc.	11,300	198,654
Koninlijke Philips Electronics N.V. (c)	7,100	228,407
R. R. Donnelley & Sons Co.	12,500	236,500
US Ecology, Inc.	13,500	235,305
		1,154,506

See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund
Schedule of Investments - continued
March 31, 2011 (Unaudited)

Common Stocks - 99.67% - continued	Shares	Fair Value

Information Technology - 11.82%
Analog Devices, Inc.	5,700	$224,466
KLA-Tencor Corp.	4,800	227,376
Linear Technology Corp.	6,687	224,884
Maxim Integrated Products, Inc.	9,000	230,400
Microchip Technology, Inc.	6,500	247,065
		1,154,191

Materials - 11.30%
PPG Industries, Inc.	2,600	247,546
Quaker Chemical Corp.	5,600	224,952
RPM International, Inc.	10,395	246,673
Southern Copper Corp.	4,900	197,323
Terra Nitrogen Co., LP (b)	1,600	187,040
		1,103,534

Telecommunication Service - 12.49%
Atlantic Tele-Network, Inc.	4,600	171,074
HickoryTech Corp.	22,300	202,707
Rogers Communications, Inc. - Class B	6,300	229,320
Telecom Corp. of New Zealand Ltd. (a)	23,773	183,290
Telefonos de Mexico SAB de CV (Telmex) (a)	11,100	202,686
Vodafone Group PLC (a)	8,023	230,661
		1,219,738

Utilities - 2.32%
Exelon Corp.	5,500	226,820

TOTAL COMMON STOCKS (Cost $9,000,963)		9,730,940

TOTAL INVESTMENTS (Cost $9,000,963) - 99.67%		$9,730,940

Other assets less liabilities - 0.33%		32,304

TOTAL NET ASSETS - 100.00%		$9,763,244

(a) American Depositary Receipt.
(b) Master Limited Partnership
(c) New York Registry

Tax Related
Gross unrealized appreciation		$805,994
Gross unrealized depreciation		(76,017)
Net unrealized appreciation		$729,977

Aggregate cost of securities for income tax purposes		$9,000,963

See accompanying notes which are an integral part of these financial statements.

IMS Funds
Related Notes to the Schedule of Investments
March 31, 2011
(Unaudited)

Security Transactions and Related Income - Each Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid or fair valued bonds, if the Advisor’s research indicates a high recovery rate in restructuring, and the Fund expects to hold the bond until the issue is restructured, past due interest may not be written off in its entirety. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, Master Limited Partnerships, real estate investment trusts, income trusts, preferred and convertible preferred securities, and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.

IMS Funds
Related Notes to the Schedule of Investments - continued
March 31, 2011
 (Unaudited)

Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities. The Advisor has used inputs such as restructuring settlements and liquidation proceeds in determining the fair value of such Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, foreign bonds denominated in US dollars, and certificates of deposit, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, the outcomes of restructuring discussions and the value of secured assets designated as collateral, discussions with underwriters regarding the sales of assets and the payment of past interest due and face value of the bond, bids or market trading in active markets, pricing of similar maturity and rated bonds, issuers calling other issued bonds, restructuring settlements and liquidation proceeds, and the financial condition of the issuer in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

 IMS Funds
Related Notes to the Schedule of Investments - continued
March 31, 2011
 (Unaudited)

Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Value Fund’s investments as of March 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$63,224,499	$-	$-	$63,224,499

Money Market	240,749	-	-	240,749

Total	$63,465,248	$-	$-	$63,465,248
*See the Schedule of Investments for industry classifications.

The Value Fund did not hold any securities during the reporting period which transferred between Levels 1 and 2.  The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of March 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$7,488,877	$-	$3,676	$7,492,553

Real Estate Investment Trusts	3,975,007	-	-	3,975,007

Preferred Securities	1,568,460	-	172,230	1,740,690

Corporate Bonds	-	13,681,237	3,606,051	17,287,288
				-
Municipal Bonds	-	778,610	-	778,610

Foreign Bonds Denominated in US Dollars	-	9,252,097	-	9,252,097

Warrants**	-	-	-	-

Certificates of Deposit	-	-	142,780	142,780

Money Market Securities	786,175	-	-	786,175

Total	$13,818,519	$23,711,944	$3,924,737	$41,455,200
*See the Schedule of Investments for industry classifications.
**The warrant held by the Fund is valued at $0, using Level 3 inputs, by the Advisor in conformity with guidelines adopted by and suject to review by the Board.

IMS Funds
Related Notes to the Schedule of Investments - continued
March 31, 2011
 (Unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2010	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	(Sales)	Transfers in to Level 3*	Balance as of March 31, 2010
Common Stocks	$11,030	$-	$(7,392)	$38	$-	$-	$3,676
Preferred Securities	900,599	-	(728,369)	-	-	-	172,230
Corporate Bonds	1,809,761	(1,367)	186,538	-	(157,681)	1,768,800(a)	3,606,051
Certificates of Deposit	142,780	-	-	-	-	-	142,780
Total	$2,864,170	$(1,367)	$(549,223)	$38	$(157,681)	$1,768,800	$3,924,737

*	The amount of transfers in are reflected at the securities’ fair value on the date of transfer.
(a)	This transfer in represents securities received by the Income Fund in the reorganization/exchange of the Forster Drilling Corp. and O&G Leasing, LLC bonds previously held by the fund.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2011 was $12,475 as shown below.

Total Change in Unrealized Appreciation (Depreciation)

Common Stocks	$(7,353)

Preferred Securities	(194,187)

Corporate Bonds	214,015

Certificates of Deposit	-

Total	$12,475

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of March 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$9,359,828	$-	$-	$9,359,828

Master Limited Partnerships	$371,112	-	-	371,112

Total	$9,730,940	$-	$-	$9,730,940
*See the Schedule of Investments for industry classifications.

The Dividend Growth Fund did not hold any securities during the reporting period which transferred between Levels 1 and 2.  The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Funds did not hold any derivative instruments during the reporting period ended March 31, 2011.

IMS Funds
Related Notes to the Schedule of Investments - continued
March 31, 2011
 (Unaudited)

Restricted Securities - Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor.  The Income Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933.  It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At March 31, 2011, the aggregate value of such securities amounted to $11,591,926 and value amounts to 27.86% of the net assets of the Income Fund.  Of these restricted securities, $1,889,760 (4.54% of net assets) is considered to be illiquid.

			Shares or
	Acquisition		Principal	Amortized
	Date		Amount	Cost	Value
Bridgemill Finance, LLC, 8.000%, 07/15/2017	7/12/2007		$1,200,000	$1,200,000	$648,000
Ceagro Agricola, Ltd. 10.750%, 05/16/2016	2/22/2011		800,000	778,000	780,080
Clearwire Communications LLC 12.000%, 12/01/2015	3/25/2010		1,000,000	1,023,531	1,085,000
Credit Agricole SA, 8.375%, 10/13/2019	9/17/2010	(a)	1,000,000	1,083,484	1,075,000
Farmers Insurance Exchange, 8.625%, 05/01/2024	4/22/2010		860,000	945,213	978,029
Forster Drilling Corp., 10.000%, 01/15/2013	12/27/2007		910,000	884,486	682,500
North Atlantic Trading Co., Inc., 10.000%, 03/01/2012	5/22/2007		2,000,000	2,005,185	1,942,500
O&G Leasing, LLC, 10.500%, 09/15/2013	4/4/2007	(b)	1,530,000	1,512,436	1,086,300
Plaza Orlando Condo Association, Inc., 5.500%, 05/15/2031	8/30/2006		252,000	394,200	120,960
Provincia de Buenos Aires, 9.625%, 04/18/2028	11/15/2010		1,000,000	862,673	847,500
Rabobank Netherland, 11.000%	11/6/2009		500,000	608,399	653,182
Rotech Healthcare, Inc., 10.500%, 03/15/2018	3/23/2011		600,000	604,500	597,000
UPM-KYMME Corp., 7.450%, 11/26/2027	3/24/2010		1,100,000	916,371	1,095,875

(a) Purchased on various dates beginning 09/17/2010.
(b) Purchased on various dates beginning 04/04/2007.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of May 27, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant      Unified Series Trust

By
       /s/ Brian L. Blomquist
Brian L. Blomquist, President

Date               5/20/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
       /s/ Brian L. Blomquist
Brian L. Blomquist, President

Date                 5/20/2011

By
        /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date                  5/20/2011